19. Loans and financing	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Loans and financing
19.	Loans and financing

They are classified as financial liabilities measured at the amortized cost and represented by non-derivative financial liabilities that are usually traded before maturity.

In the initial recognition, they are recorded at the fair value and after the initial recognition they are measured based on the effective interest rate method. Appropriations of financial expenses according to the effective interest rate method are recognized in income statement under financial expenses.

Description	Currency	Charges	Maturity	2020	2019
BNDES (1)	URTJLP	TJLP at TJLP + 2.52% p.a.	July 2022	-	240,008
BNDES (1)	UM143	SELIC + 2.52% p.a.	July 2022	-	374,461
BNDES (PSI) (1)	R$	3.50% p.a.	Jan 2021	-	18,071
KFW Finnvera (2)	USD	Libor 6M+ 0.75% p.a.	Jan 2024–Dec 2025	344,125	330,217
Debentures (2)	BRL	104.1% CDI	July 2020	-	1,025,965
Cisco Capital (2)	USD	2.50% p.a.	Dec 2020	-	40,366
BAML (2)	EUR	0.279% p.a.	Aug 2021	570,844	-
Scotland (2)	USD	1.734% p.a.	Aug 2021	1,030,761	-
BNP Paribas (2)	USD	2.822% p.a.	Jan 2022	399,302
Total				2,345,032	2,029,088
Current				(1,689,385)	(1,384,180)
Non-current				655,647	644,908

Warranties

(1) Certain receivables of the Company.

(2) Does not have a guarantee.

The Company's financing, contracted with BNDES, was obtained for the expansion of the mobile telephone network and had restrictive contractual clauses that provide for the fulfilment of certain financial and non-financial rates calculated every six months. In February 2020 the company made the full prepayment of financing obtained from BNDES, however there are still contracts in effect with the bank regulating the lines of credit available for withdrawal that are shown in the table below: Financial indices are: (1) Shareholders' equity over total assets; (2) EBITDA on net financial expenses; (3) Total financial debt on EBITDA and (4) Short-term net financial debt to EBITDA. The Company has been complying with all the established financial ratios.

In May 2018, the company obtained a new credit line in the amount of R$ 1,500 million from BNDES to finance investments in fixed assets (Capex) for the 2017-2019 triennium with a term of use until March 2022. As of March 2019, with the hiring of Finame Direto, the Company replaced the sub-credit "B" of this contract (equivalent to R$ 390 million). This new credit line in the amount of R$ 390 million with Finame, a company of the BNDES system aimed at improving the conditions of one of the sub-credits, of equal value, contracted with BNDES in May 2018, both in terms of term and cost. The cost of this line is IPCA plus interest of up to 2.99% per year and its availability extends until March 2022, without any disbursement obligations.

In January 2020, a new credit line in the principal amount of R$ 752 million, was secured between Banco do Nordeste do Brasil S.A. as a creditor and TIM S.A. as a borrower, guaranteed by bonds and receivables. The agreement has a total term of 8 years, 3 of which are grace period and 5 of amortization, to subsidize company´s capex plan for the next 3 years (2020-2022) in the Northeast region. The credit line is divided into two tranches: i) R$325 million to IPCA + 1.44% p.a. or IPCA +1.22% considering 15% of compliance bonuses; and ii) R) 427 million to IPCA + 1.76% p.a. or IPCA +1.48% considering 15% of compliance bonuses. Disbursement in installments scheduled for 2021 and 2022.

In July 2020, the Company settled on maturity the debentures issues in January 2019, in the amount of R$ 1,018 million.

The table below shows the position of financing and available lines of credit:

					Remaining amount
Type	Currency	Opening date	Term	Total amount		Amount used up to December 31, 2020
BNDES (i)	TJLP	May 2018	Mar 2022	1,090,000	1,090,000	-
BNDES (ii)	TJLP	May 2018	Mar 2022	20,000	20,000	-
FINAME (iii)	IPCA	Mar 2019	Mar 2022	390,000	390,000	-
BNB (iv)	IPCA	Jan 2020	June 2023	752,479	752,479	-
Total R$:				2,252,479	2,252,479	-

Objective:

(i)	Support to TIM's investment plan for the years 2017 to 2019 including, but not limited to, the acquisition of national equipment
(ii)	Investments in social projects within the community
(iii)	Exclusive application in the acquisition of machinery and equipment, industrial systems and/or other components of national manufacture.
(iv)	Support to TIM's investment plan for the years 2020 to 2022 in the region of operation of Banco do Nordeste do Brasil

As a result of the more efficient loan and financing management strategy, in February 2020 the Company pre-paid its total debt with BNDES at a cost of 171% of the CDI, replacing it with new loans with Bank of America Merrill Lynch (BAML) in the amount of R$ 425 million and The Bank of Nova Scotia (Scotia) in the amount of R$ 375 million. Both loans were obtained in foreign currency and have an average cost of 108.3% of the CDI rate.

In April 2020, the Company contracted a new loan in foreign currency with the Bank of Nova Scotia in the amount of R$ 574.2 million, with a cost of 155% of the CDI and a term of one year, aimed to strengthen the cash during the period of the crisis generated by the pandemic.

In May 2020, Company signed a new loan transaction in foreign currency with BNP Paribas in the amount of R$ 426 million at a cost of 155% of the CDI and a term of 1.5 years. The cash inflow related to this loan occurred in July 2020. The operation aimed to strengthen cash reserves during the crisis period generated by the pandemic.

The Company has swap operations, protecting itself from the risks of devaluation of the real in relation to the US dollar and euro in its loans and financing operations. However, it does not apply to “hedge accounting” (see note 36).

Loans and financing on December 31, 2020 due in long-term is in accordance with the following schedule:

2022	483,001
2023	86,834
2024	58,308
2025	27,504
655,647

The nominal value of the loans is consistent with their respective payment schedule.

Nominal value

2021	1,689,385
2022	483,001
2023	86,834
2024	58,308
2025	27,504
2,345,032

Fair value of loans

In Brazil, there is no consolidated long-term debt market with the characteristics verified in the financing obtained from Cisco and KFW Finnvera, which has the Finnish development agency Finnvera as guarantor. Both are financing for the purchase of equipment and, therefore, have a character of subsidy and promotion of commercial activity between the company and certain suppliers. For the purposes of fair value analysis, considering the characteristics of this transaction, the company understands that its fair value is equal to that recorded on the balance sheet.

With respect to proceeds contracted with the Bank of Nova Scotia, Bank of America and BNP Paribas, the fair value of these loans is the present value the swap contracts that protect the company from changes in exchange rates and interest. The fair value of the operations on December 31, 2020 are, respectively, R$ 1,035,473, R$ 569,917 and R$ 409,935.